Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Feb. 01, 2022	Jan. 31, 2022	Nov. 01, 2021	Oct. 31, 2021	Feb. 01, 2021	Jan. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	$ 98,798		$ 98,798					$ 54,427
Derivatives (Note 4)	87,879		87,879					57,122
Level 3 of fair value hierarchy [member] | Netted Derivatives [member
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	90	$ 28	90	$ 28	$ 58	$ 58	$ 47	47	$ 576	$ 576	$ 381	$ 381
Derivatives (Note 4)	208	193	208	193	$ 188	$ 188	$ 179	$ 179	$ 1,735	$ 1,735	$ 1,200	$ 1,200
Level 3 of fair value hierarchy [member] | Trading deposits [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(183)	(5,024)	(141)	(4,649)
Total realized and unrealized gains (losses) included in income	15	(464)	5	(998)
Movements purchases/Issuances	(81)	(5)	(109)	(749)
Movements Sales/Settlements	(1)	1,682		2,592
Transfers into Level 3 of fair value hierarchy, liabilities	(2)		(10)	(7)
Transfers Out of Level 3	6	3,635	9	3,635
Fair value ending balance	(246)	(176)	(246)	(176)
Change in Unrealized gain (losses) on instruments still held	12	(21)	1	(24)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(130)	(1,159)	(132)	(819)
Total realized and unrealized gains (losses) included in income	(12)	(292)	(7)	(711)
Movements purchases/Issuances		(23)		(36)
Movements Sales/Settlements	(19)	153	(26)	237
Transfers into Level 3 of fair value hierarchy, liabilities	2	1	1	8
Transfers Out of Level 3	41	1,155	46	1,156
Fair value ending balance	(118)	(165)	(118)	(165)
Change in Unrealized gain (losses) on instruments still held	30	(238)	36	(632)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(89)	(96)	(88)	(96)
Total realized and unrealized gains (losses) included in income	(23)	4	(26)	3
Movements Sales/Settlements	(2)	(4)		(3)
Transfers Out of Level 3	18		18
Fair value ending balance	(96)	(96)	(96)	(96)
Change in Unrealized gain (losses) on instruments still held		6	(4)	7
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	4	5	7	2
Total realized and unrealized gains (losses) included in income	(5)	5	(8)	8
Movements Sales/Settlements		0
Transfers Out of Level 3		(1)		(1)
Fair value ending balance	(1)	9	(1)	9
Change in Unrealized gain (losses) on instruments still held	(2)	6	(3)	9
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Equity Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(90)	(1,072)	(82)	(707)
Total realized and unrealized gains (losses) included in income	(28)	(310)	(39)	(749)
Movements purchases/Issuances		(23)		(36)
Movements Sales/Settlements		159	(1)	239
Transfers into Level 3 of fair value hierarchy, liabilities	2	1	1	8
Transfers Out of Level 3	23	1,156	28	1,156
Fair value ending balance	(93)	(89)	(93)	(89)
Change in Unrealized gain (losses) on instruments still held	(6)	(258)	(13)	(661)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Commodity contracts [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	45	4	31	(18)
Total realized and unrealized gains (losses) included in income	44	9	66	27
Movements Sales/Settlements	(17)	(2)	(25)	1
Transfers Out of Level 3				1
Fair value ending balance	72	11	72	11
Change in Unrealized gain (losses) on instruments still held	38	8	56	13
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(47)	(31)	(76)	(24)
Total realized and unrealized gains (losses) included in income	(185)	(65)	(177)	(61)
Movements purchases/Issuances	(104)	(96)	(175)	(142)
Movements Sales/Settlements	174	142	266	177
Fair value ending balance	(162)	(50)	(162)	(50)
Change in Unrealized gain (losses) on instruments still held	(185)	(65)	(177)	(61)
Level 3 of fair value hierarchy [member] | Obligations Related To Securities Sold Short [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance		(1)	(9)
Movements Sales/Settlements			9
Transfers into Level 3 of fair value hierarchy, liabilities				(1)
Transfers Out of Level 3		1		1
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	17	2	39	19
Total realized and unrealized gains (losses) included in income		(1)		2
Movements purchases/Issuances	27		29	1
Movements Sales/ Settlements	(3)		(38)	(19)
Transfer Into Level 3		3	11	2
Transfers Out of Level 3		(1)		(2)
Fair value ending balance	41	3	41	3
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Government and government-related securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance				16
Total realized and unrealized gains (losses) included in income				2
Movements Sales/ Settlements				(18)
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	17	2	6	3
Total realized and unrealized gains (losses) included in income		(1)
Movements purchases/Issuances			2	1
Movements Sales/ Settlements	(3)		(5)	(1)
Transfer Into Level 3		3	11	2
Transfers Out of Level 3		(1)		(2)
Fair value ending balance	14	3	14	3
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance			33
Movements purchases/Issuances	27		27
Movements Sales/ Settlements			(33)
Fair value ending balance	27		27
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	876	598	763	574
Total realized and unrealized gains (losses) included in income	(8)	26	28	29
Movements purchases/Issuances	34	46	122	74
Movements Sales/ Settlements	(41)	(5)	(48)	(11)
Transfers Out of Level 3			(4)	(1)
Fair value ending balance	861	665	861	665
Change in Unrealized gain (losses) on instruments still held	(39)	23	(6)	21
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	873	595	760	571
Total realized and unrealized gains (losses) included in income	(8)	26	28	29
Movements purchases/Issuances	34	46	122	74
Movements Sales/ Settlements	(41)	(5)	(48)	(11)
Transfers Out of Level 3			(4)	(1)
Fair value ending balance	858	662	858	662
Change in Unrealized gain (losses) on instruments still held	(39)	23	(6)	21
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	3	3	3
Fair value ending balance	3	3	3	3
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,723	1,558	1,673	1,599
Total realized and unrealized gains (losses) included in OCI	28	5	29	14
Movements purchases/Issuances	627	4	637	24
Movements Sales/ Settlements	(29)	(64)	10	(134)
Fair value ending balance	2,349	1,503	2,349	1,503
Change in Unrealized gain (losses) on instruments still held	19	6	21	14
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	63	23	64	20
Total realized and unrealized gains (losses) included in OCI	(1)	1	(1)	4
Movements Sales/ Settlements	(3)		(4)
Fair value ending balance	59	24	59	24
Change in Unrealized gain (losses) on instruments still held	(1)	1	(1)	4
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,660	1,535	1,609	1,579
Total realized and unrealized gains (losses) included in OCI	29	4	30	10
Movements purchases/Issuances	627	4	637	24
Movements Sales/ Settlements	(26)	(64)	14	(134)
Fair value ending balance	2,290	1,479	2,290	1,479
Change in Unrealized gain (losses) on instruments still held	$ 20	$ 5	$ 22	$ 10